Class R5 and R6 | INVESCO CONVERTIBLE SECURITIES FUND
Fund Summaries - INVESCO CONVERTIBLE SECURITIES FUND
Investment Objective(s)
Invesco Convertible Securities Fund's investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class R5 and R6 INVESCO CONVERTIBLE SECURITIES FUND	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class R5 and R6 INVESCO CONVERTIBLE SECURITIES FUND		Class R5	Class R6
Management Fees		0.49%	0.49%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.09%	0.07%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.59%	0.57%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.58%	0.56%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class R5 and R6 INVESCO CONVERTIBLE SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5	59	188	328	737
Class R6	57	182	317	713

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, to be of comparable quality at the time of purchase.

The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible securities. The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.

The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund focuses on managing traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers. Alpha (return on investments in excess of the Bank of America Merrill Lynch All U.S. Convertibles Index) is also added to the portfolio through careful credit analysis and security selection.

The portfolio managers employ a barbell approach to investing, allowing them to target the delta, or equity sensitivity of the portfolio, based on market conditions. The portfolio managers will increase or decrease the Fund’s delta based on their macro-economic views. For instance, in a strong equity market, the team may increase exposure to equity-like convertible securities. Equity-like convertible securities exhibit characteristics such as lower yields, greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the Fund may seek to reduce exposure to equity-like convertible securities, investing more in traditional and “busted” or fixed-income-like convertible securities. Busted convertible securities exhibit more bond-like characteristics such as higher yield, conversion premium and lower downside risk relative to the common stock from which the security was converted.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging market countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the "Benchmark Descriptions" section in the prospectus. The Fund's and Morgan Stanley Convertible Securities Fund's (the predecessor fund's) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class R5 and Class R6 shares' returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund's Web site at www.invesco.com/us.
Annual Total Returns

Class R5 shares year-to-date (ended March 31, 2014): 3.66% Best Quarter (ended March 31, 2012): 9.02% Worst Quarter (ended June 30, 2012): -2.18%
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Class R5 and R6 INVESCO CONVERTIBLE SECURITIES FUND		1 Year	5 Years	10 Years	Inception Date
Class R5 shares:	[1]	21.72%	17.67%	7.62%	May 23, 2011
Class R5 shares: Return After Taxes on Distributions	[1]	19.90%	16.48%	6.63%	May 23, 2011
Class R5 shares: Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.97%	13.92%	5.79%	May 23, 2011
Class R6 shares:	[1]	21.76%	17.56%	7.57%	Sep. 24, 2012
Bank of America Merrill Lynch All U.S. Convertibles Index (reflects no deduction for fees, expenses or taxes)		24.92%	18.85%	7.13%
Lipper Convertible Securities Funds Index		22.64%	17.37%	7.06%
[1]	Class R5 and R6 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.